Maturity According to their Remaining Terms of Financial Assets and Liabilities (Details) - Schedule of financial assets and liabilities - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Maturity According to their Remaining Terms of Financial Assets and Liabilities (Details) - Schedule of financial assets and liabilities [Line Items]
Derivative contracts financial for hedging purposes	$ (5,177,460)		$ (2,688,128)		$ (4,284,932)
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial for hedging purposes	223,016		696
Debt financial instruments issued
Letters of credit	2,377		4,114
Bonds	9,265,570		8,557,281
Debt financial instruments issued for regulatory capital purposes	1,010,905		917,510
Total financial liabilities	43,177,059		41,451,071
Demand [Member]
Maturity According to their Remaining Terms of Financial Assets and Liabilities (Details) - Schedule of financial assets and liabilities [Line Items]
Cash and due from banks	2,764,884		3,713,734
Transactions in the course of collection
Derivative contracts financial
Debt financial instruments
Others
Debt Financial Instruments
Equity Instruments
Derivative contracts financial for hedging purposes
Financial assets at amortized cost
Rights by resale agreements and securities lending
Debt financial instruments
Loans and advances to Banks		[1]		[2]
Loans to customers, net		[1]		[2]
Total financial assets	2,764,884		3,713,734
Transactions in the course of payment
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial
Others
Derivative contracts financial for hedging purposes
Financial liabilities at amortized cost
Current accounts and other demand deposits	13,592,155		18,542,791
Saving accounts and time deposits		[3]		[4]
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions
Debt financial instruments issued
Letters of credit
Bonds
Other financial obligations
Lease liabilities
Debt financial instruments issued for regulatory capital purposes
Total financial liabilities	13,592,155		18,542,791
Up to 1 Month [Member]
Maturity According to their Remaining Terms of Financial Assets and Liabilities (Details) - Schedule of financial assets and liabilities [Line Items]
Cash and due from banks
Transactions in the course of collection	772,196		326,446
Derivative contracts financial	175,620		81,338
Debt financial instruments	3,433,745		3,737,942
Others	257,325		138,753
Debt Financial Instruments	71,345		92,654
Equity Instruments
Derivative contracts financial for hedging purposes
Financial assets at amortized cost
Rights by resale agreements and securities lending	35,549		37,763
Debt financial instruments
Loans and advances to Banks	1,904,367	[1]	1,366,332	[2]
Loans to customers, net	4,972,157	[1]	3,602,722	[2]
Total financial assets	11,622,304		9,383,950
Transactions in the course of payment	681,792		210,479
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial	167,924		34,931
Others	4,355
Derivative contracts financial for hedging purposes
Financial liabilities at amortized cost
Current accounts and other demand deposits
Saving accounts and time deposits	9,544,041	[3]	6,640,986	[4]
Obligations by repurchase agreements and securities lending	216,212		87,667
Borrowings from financial institutions	289,675		196,093
Debt financial instruments issued
Letters of credit	338		526
Bonds	38,469		139,876
Other financial obligations	343,943		249,800
Lease liabilities	2,618		2,312
Debt financial instruments issued for regulatory capital purposes	1,153		4,227
Total financial liabilities	11,290,520		7,566,897
Over 1 Month and up to 3 Months [Member]
Maturity According to their Remaining Terms of Financial Assets and Liabilities (Details) - Schedule of financial assets and liabilities [Line Items]
Cash and due from banks
Transactions in the course of collection
Derivative contracts financial	243,091		235,071
Debt financial instruments
Others
Debt Financial Instruments	231,925		475,406
Equity Instruments
Derivative contracts financial for hedging purposes
Financial assets at amortized cost
Rights by resale agreements and securities lending	14,324		14,013
Debt financial instruments
Loans and advances to Banks	63,396	[1]	81,053	[2]
Loans to customers, net	2,937,024	[1]	2,492,113	[2]
Total financial assets	3,489,760		3,297,656
Transactions in the course of payment
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial	222,880		226,057
Others	1,916
Derivative contracts financial for hedging purposes
Financial liabilities at amortized cost
Current accounts and other demand deposits
Saving accounts and time deposits	2,962,617	[3]	1,748,178	[4]
Obligations by repurchase agreements and securities lending	52		4
Borrowings from financial institutions	84,391		1,259,282
Debt financial instruments issued
Letters of credit	364		544
Bonds	173,248		374,532
Other financial obligations	11		25
Lease liabilities	7,644		6,586
Debt financial instruments issued for regulatory capital purposes			1,390
Total financial liabilities	3,453,123		3,616,598
Over 3 Month and up to 12 Months [Member]
Maturity According to their Remaining Terms of Financial Assets and Liabilities (Details) - Schedule of financial assets and liabilities [Line Items]
Cash and due from banks
Transactions in the course of collection
Derivative contracts financial	637,830		702,581
Debt financial instruments
Others
Debt Financial Instruments	2,143,838		1,008,858
Equity Instruments
Derivative contracts financial for hedging purposes	15,863		960
Financial assets at amortized cost
Rights by resale agreements and securities lending	4,188		12,589
Debt financial instruments
Loans and advances to Banks	207,029	[1]	81,457	[2]
Loans to customers, net	6,830,834	[1]	6,415,681	[2]
Total financial assets	9,839,582		8,222,126
Transactions in the course of payment
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial	588,342		712,583
Others
Derivative contracts financial for hedging purposes	1,462		696
Financial liabilities at amortized cost
Current accounts and other demand deposits
Saving accounts and time deposits	1,324,088	[3]	234,675	[4]
Obligations by repurchase agreements and securities lending			7,338
Borrowings from financial institutions	675,089		18,344
Debt financial instruments issued
Letters of credit	528		1,066
Bonds	1,248,410		848,924
Other financial obligations	54		90
Lease liabilities	17,353		17,502
Debt financial instruments issued for regulatory capital purposes	117,262		112,859
Total financial liabilities	3,972,588		1,954,077
Subtotal up to 1 Year [Member]
Maturity According to their Remaining Terms of Financial Assets and Liabilities (Details) - Schedule of financial assets and liabilities [Line Items]
Cash and due from banks	2,764,884		3,713,734
Transactions in the course of collection	772,196		326,446
Derivative contracts financial	1,056,541		1,018,990
Debt financial instruments	3,433,745		3,737,942
Others	257,325		138,753
Debt Financial Instruments	2,447,108		1,576,918
Equity Instruments
Derivative contracts financial for hedging purposes	15,863		960
Financial assets at amortized cost
Rights by resale agreements and securities lending	54,061		64,365
Debt financial instruments
Loans and advances to Banks	2,174,792	[1]	1,528,842	[2]
Loans to customers, net	14,740,015	[1]	12,510,516	[2]
Total financial assets	27,716,530		24,617,466
Transactions in the course of payment	681,792		210,479
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial	979,146		973,571
Others	6,271
Derivative contracts financial for hedging purposes	1,462		696
Financial liabilities at amortized cost
Current accounts and other demand deposits	13,592,155		18,542,791
Saving accounts and time deposits	13,830,746	[3]	8,623,839	[4]
Obligations by repurchase agreements and securities lending	216,264		95,009
Borrowings from financial institutions	1,049,155		1,473,719
Debt financial instruments issued
Letters of credit	1,230		2,136
Bonds	1,460,127		1,363,332
Other financial obligations	344,008		249,915
Lease liabilities	27,615		26,400
Debt financial instruments issued for regulatory capital purposes	118,415		118,476
Total financial liabilities	32,308,386		31,680,363
Over 1 Year and up to 3 Years [Member]
Maturity According to their Remaining Terms of Financial Assets and Liabilities (Details) - Schedule of financial assets and liabilities [Line Items]
Cash and due from banks
Transactions in the course of collection
Derivative contracts financial	701,848		590,575
Debt financial instruments
Others
Debt Financial Instruments	718,241		836,880
Equity Instruments
Derivative contracts financial for hedging purposes	443		61,035
Financial assets at amortized cost
Rights by resale agreements and securities lending
Debt financial instruments	16,280
Loans and advances to Banks		[1]	990	[2]
Loans to customers, net	7,403,768	[1]	7,627,207	[2]
Total financial assets	8,840,580		9,116,687
Transactions in the course of payment
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial	692,759		644,452
Others
Derivative contracts financial for hedging purposes	20,240
Financial liabilities at amortized cost
Current accounts and other demand deposits
Saving accounts and time deposits	113,901	[3]	65,552	[4]
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions	4,348,521		3,388,146
Debt financial instruments issued
Letters of credit	744		1,425
Bonds	1,895,121		1,933,284
Other financial obligations	22		90
Lease liabilities	27,634		29,056
Debt financial instruments issued for regulatory capital purposes	20,157		19,979
Total financial liabilities	7,119,099		6,081,984
Over 3 Year and up to 5 Year [Member]
Maturity According to their Remaining Terms of Financial Assets and Liabilities (Details) - Schedule of financial assets and liabilities [Line Items]
Cash and due from banks
Transactions in the course of collection
Derivative contracts financial	415,817		394,785
Debt financial instruments
Others
Debt Financial Instruments	80,008		124,380
Equity Instruments
Derivative contracts financial for hedging purposes	8,052		5,681
Financial assets at amortized cost
Rights by resale agreements and securities lending
Debt financial instruments	445,624		413,599
Loans and advances to Banks		[1]		[2]
Loans to customers, net	3,752,730	[1]	4,002,539	[2]
Total financial assets	4,702,231		4,940,984
Transactions in the course of payment
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial	465,828		399,499
Others
Derivative contracts financial for hedging purposes	15,639
Financial liabilities at amortized cost
Current accounts and other demand deposits
Saving accounts and time deposits	5,940	[3]	1,906	[4]
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions
Debt financial instruments issued
Letters of credit	39		185
Bonds	2,282,248		1,784,606
Other financial obligations
Lease liabilities	15,009		16,449
Debt financial instruments issued for regulatory capital purposes	12,345		15,854
Total financial liabilities	2,797,048		2,218,499
Over 5 Years [Member]
Maturity According to their Remaining Terms of Financial Assets and Liabilities (Details) - Schedule of financial assets and liabilities [Line Items]
Cash and due from banks
Transactions in the course of collection
Derivative contracts financial	786,500		701,146
Debt financial instruments
Others
Debt Financial Instruments	722,035		516,631
Equity Instruments	6,545		6,365
Derivative contracts financial for hedging purposes	2,719		210,126
Financial assets at amortized cost
Rights by resale agreements and securities lending
Debt financial instruments	440,451		426,145
Loans and advances to Banks		[1]		[2]
Loans to customers, net	10,829,784	[1]	10,125,611	[2]
Total financial assets	12,788,034		11,986,024
Transactions in the course of payment
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial	963,736		755,258
Others
Derivative contracts financial for hedging purposes	185,675
Financial liabilities at amortized cost
Current accounts and other demand deposits
Saving accounts and time deposits	655	[3]	452	[4]
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions
Debt financial instruments issued
Letters of credit	364		368
Bonds	3,628,074		3,476,059
Other financial obligations
Lease liabilities	19,111		23,765
Debt financial instruments issued for regulatory capital purposes	859,988		763,201
Total financial liabilities	5,657,603		5,019,103
Subtotal over 1 Year [Member]
Maturity According to their Remaining Terms of Financial Assets and Liabilities (Details) - Schedule of financial assets and liabilities [Line Items]
Cash and due from banks
Transactions in the course of collection
Derivative contracts financial	1,904,165		1,686,506
Debt financial instruments
Others
Debt Financial Instruments	1,520,284		1,477,891
Equity Instruments	6,545		6,365
Derivative contracts financial for hedging purposes	11,214		276,842
Financial assets at amortized cost
Rights by resale agreements and securities lending
Debt financial instruments	902,355		839,744
Loans and advances to Banks		[1]	990	[2]
Loans to customers, net	21,986,282	[1]	21,755,357	[2]
Total financial assets	26,330,845		26,043,695
Transactions in the course of payment
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial	2,122,323		1,799,209
Others
Derivative contracts financial for hedging purposes	221,554
Financial liabilities at amortized cost
Current accounts and other demand deposits
Saving accounts and time deposits	120,496	[3]	67,910	[4]
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions	4,348,521		3,388,146
Debt financial instruments issued
Letters of credit	1,147		1,978
Bonds	7,805,443		7,193,949
Other financial obligations	22		90
Lease liabilities	61,754		69,270
Debt financial instruments issued for regulatory capital purposes	892,490		799,034
Total financial liabilities	15,573,750		13,319,586
Assets, Total [Member]
Maturity According to their Remaining Terms of Financial Assets and Liabilities (Details) - Schedule of financial assets and liabilities [Line Items]
Cash and due from banks	2,764,884		3,713,734
Transactions in the course of collection	772,196		326,446
Derivative contracts financial	2,960,706		2,705,496
Debt financial instruments	3,433,745		3,737,942
Others	257,325		138,753
Debt Financial Instruments	3,967,392		3,054,809
Equity Instruments	6,545		6,365
Derivative contracts financial for hedging purposes	27,077		277,802
Financial assets at amortized cost
Rights by resale agreements and securities lending	54,061		64,365
Debt financial instruments	902,355		839,744
Loans and advances to Banks	2,174,792	[1]	1,529,832	[2]
Loans to customers, net	36,726,297	[1]	34,265,873	[2]
Total financial assets	54,047,375		50,661,161
Liabilities, Total [Member]
Maturity According to their Remaining Terms of Financial Assets and Liabilities (Details) - Schedule of financial assets and liabilities [Line Items]
Transactions in the course of payment	681,792		210,479
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial	3,101,469		2,772,780
Others	6,271
Derivative contracts financial for hedging purposes	223,016		696
Financial liabilities at amortized cost
Current accounts and other demand deposits	13,592,155		18,542,791
Saving accounts and time deposits	13,951,242	[3]	8,691,749	[4]
Obligations by repurchase agreements and securities lending	216,264		95,009
Borrowings from financial institutions	5,397,676		4,861,865
Debt financial instruments issued
Letters of credit	2,377		4,114
Bonds	9,265,570		8,557,281
Other financial obligations	344,030		250,005
Lease liabilities	89,369		95,670
Debt financial instruments issued for regulatory capital purposes	1,010,905		917,510
Total financial liabilities	$ 47,882,136		$ 44,999,949

[1]	These balances are presented without deduction of their respective provisions, which amount to Ch$821,609 million for loans to customers and Ch$1,641 million for borrowings from financial institutions.
[2]	These balances are presented without deduction of their respective provisions, which amount to Ch$673,496 million for loans to customers and Ch$81 million for borrowings from financial institutions.
[3]	Excludes term saving accounts, which amount to Ch$407,745 million.
[4]	Excludes term saving accounts, which amount to Ch$448,257 million.